Note 5 - Leases: Schedule of Lease expense and other information (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Lease expense and other information

Three Months Ended Sept. 30, 2019
Operating lease expense	$ 1,697,444
Other Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,653,642

Nine Months Ended Sept. 30, 2019
Operating lease expense	$ 4,975,191
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,843,874
Weighted-average remaining lease term – operating leases (in years)	6.80
Weighted-average discount rate – operating leases	5.78%

Lease Maturity Schedule as of September 30, 2019:	Amount
Remainder of 2019	$ 1,691,811
2020	6,560,469
2021	5,867,403
2022	5,254,912
2023	4,461,878
2024 and beyond	13,159,595
Total	36,996,068
Less: Interest	(6,365,567)
Present Value of Lease Liability	$ 30,630,501

Lease maturity schedule as of December 31, 2018:	Amount
2019	$ 7,015,801
2020	5,930,343
2021	4,361,351
2022	2,836,961
2023	1,357,035
2024 and beyond	103,754
Total	$ 21,605,245